Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

In September 2013, the Company terminated the services agreement with MPM Asset Management and John Vander Vort, one of our directors, pursuant to which Mr. Vander Vort served as a consultant to the Company with respect to the management of our legal processes and outside law firms.

15. Related Party Transactions

The Company entered into consulting agreements for business management activities with certain members of the Company’s board of directors. Consulting fees paid for the years ended December 31, 2011 and 2012 were $0 and $51, respectively.

The Company entered into a lease agreement with MPM Heartland House, LLC, a company in which the current Chief Executive Officer and President of the Company, also a director of the Company, is the principal owner (Note 12). Rent paid for the years ended December 31, 2011 and 2012 was $8 and $26, respectively.

The Company has entered into a services agreement to sublease office space and receive office related services from MPM Asset Management, LLC, an affiliate of two of the Company’s principal stockholders (Note 12). In addition, one of the Company’s directors is a managing director and an executive officer of MPM Asset Management, LLC. Rent paid for the years ended December 31, 2011 and 2012 was $42 and $42, respectively.

The Company entered into two Exclusive IP License Agreements and an API Development Agreement with RaQualia Pharma, Inc., who holds the Company’s Series A-1 Preferred Stock (Note 8).

In 2011, the Company paid $262 to MPM Asset Management, LLC, one of the Series A Preferred Stockholders, for costs incurred in 2010 in connection with the incorporation of the Company and the Series A Preferred Stock financing. In addition, the Company paid to MPM Asset Management, LLC, $42 for financial and administrative services and $21 for financial services in 2011 and 2012, respectively, which were recorded in general and administrative expense in the Company’s statement of operations.